UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):     [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Marvin & Palmer Associates, Inc.
Address:      1201 N. Market Street
              Suite 2300
              Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Karen T. Buckley
Title:        Senior Vice President
Phone:        (302) 573-3570

Signature, Place, and Date of Signing:

/s/   Karen T. Buckley          Wilmington, Delaware           February 13, 2002

Report Type (Check only one.):

[   ] 13F  HOLDINGS  REPORT.  (Check here if all  holdings  of this  reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

      Form 13F File Number         Name

      28-1190                      Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:  164

Form 13F Information Table Value Total:  $ 1,420,798
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No. Form 13F File Number       Name

      1       28-7164                Bear Stearns Asset Management Inc.
      2       28-6134                Caterpillar Investment Management Ltd.
      3       No File Number         Merrill Lynch Investment Managers Canada
      4       28-551                 U.S. Bancorp

                                                      Form 13F INFORMATION TABLE



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           Column 1           Column 2    Column 3   Column 4     Column 5       Column 6       Column 7          Column 8
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        NAME OF ISSUER        TITLE OF     CUSIP      VALUE        SHRS OR       INVESTMENT       OTHER
                               CLASS                 (x$1000)      SH/PUT/       DISCRETION      MANAGERS       VOTING AUTHORITY
                                                                   PRN AMT                                  ------------------------
                                                                   PRN CALL                                  SOLE    SHARED    NONE
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Abbott Labs                     COM        002824100  23,515         421,800       Sole                       421,800
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Abbott Labs                     COM        002824100     201           3,600       Sole                                        3,600
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Accenture Ltd.                  COM        G1150G111     490          18,200       Defined            1        18,200
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Accenture Ltd.                  COM        G1150G111     137           5,100       Defined            2         5,100
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Accenture Ltd.                  COM        G1150G111  24,573         912,800       Sole                       912,800
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Accenture Ltd.                  COM        G1150G111   1,322          49,100       Sole                                       49,100
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Affil Manager Gp                COM        008252108   8,648         122,700       Sole                       122,700
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Affil Manager Gp                COM        008252108     127           1,800       Sole                                        1,800
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America Movil SA ADR            ADR        02364W105     984          50,500       Defined            4        50,500
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America Movil SA ADR            COM        02364W105  10,589         543,600       Sole                       543,600
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America Movil SA ADR            COM        02364W105     842          43,200       Sole                                       43,200
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Amgen Inc.                      COM        031162100  11,813         209,300       Sole                       209,300
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Amgen Inc.                      COM        031162100     130           2,300       Sole                                        2,300
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AOL Time Warner                 COM        0184A105   11,407         355,350       Sole                       355,350
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AOL Time Warner                 COM        0184A105      116           3,600       Sole                                        3,600
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Aracruz Celulose                COM        038496204   1,111          61,100       Defined            4        61,100
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Aracruz Celulose                COM        038496204  12,688         697,900       Sole                       697,900
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Aracruz Celulose                COM        038496204   1,004          55,200       Sole                                       55,200
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ATI Technologies Inc            COM        001941103     282          22,200       Defined            1        22,200
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ATI Technologies Inc            COM        001941103      80           6,300       Defined            2         6,300
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ATI Technologies Inc            COM        001941103  13,889       1,093,600       Sole                     1,093,600
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ATI Technologies Inc            COM        001941103     776          61,100       Sole                                       61,100
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AutoZone Inc                    COM        053332102   9,600         133,700       Sole                       133,700
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AutoZone Inc                    COM        053332102     136           1,900       Sole                                        1,900
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Bank of America Corp            COM        060505104  22,719         360,900       Sole                       360,900
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Bank of America Corp            COM        060505104     308           4,900       Sole                                        4,900
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Baxter International Inc        COM        071813109  31,261         582,900       Sole                       582,900
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Baxter International Inc        COM        071813109     252           4,700       Sole                                        4,700
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Bear Stearns Companies Inc      COM        073902108  15,704         267,800       Sole                       267,800
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Bear Stearns Companies Inc      COM        073902108     158           2,700       Sole                                        2,700
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Bed Bath & Beyond Inc           COM        075896100  15,380         453,700       Sole                       453,700
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Bed Bath & Beyond Inc           COM        075896100     190           5,600       Sole                                        5,600
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Best Buy Company Inc.           COM        086516101  11,425         153,400       Sole                       153,400
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Best Buy Company Inc.           COM        086516101     164           2,200       Sole                                        2,200
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Business Objects SA ADR         ADR        12328X107     385          11,400       Defined            1        11,400
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Business Objects SA ADR         ADR        12328X107     115           3,400       Defined            2         3,400
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Business Objects SA ADR         ADR        12328X107  21,443         634,400       Sole                       634,400
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Business Objects SA ADR         ADR        12328X107   1,041          30,800       Sole                                       30,800
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CDW Computer Centers Inc        COM        125129106   8,142         151,600       Sole                       151,600
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CDW Computer Centers Inc        COM        125129106     118           2,200       Sole                                        2,200
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Celestica Inc                   COM        15101Q108     222           5,500       Defined            1         5,500
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Celestica Inc                   COM        15101Q108      61           1,500       Defined            2         1,500
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Celestica Inc                   COM        15101Q108  11,418         282,700       Sole                       282,700
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Celestica Inc                   COM        15101Q108     606          15,000       Sole                                       15,000
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Check Point Software            COM        M22465104     331           8,300       Defined            4         8,300
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Check Point Software            COM        M22465104   3,594          90,100       Sole                        90,100
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Check Point Software            COM        M22465104     287           7,200       Sole                                        7,200
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Choicepoint                     COM        170388102  15,820         312,100       Sole                       312,100
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Choicepoint                     COM        170388102     208           4,100       Sole                                        4,100
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Citigroup, Inc.                 COM        172967101  43,697         865,635       Sole                       865,635
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Citigroup, Inc.                 COM        172967101     412           8,166       Sole                                        8,166
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Coca-Cola Fems ADR              ADR        191241108     883          44,000       Defined            4        44,000
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Coca-Cola Fems ADR              ADR        191241108  13,324         663,900       Sole                       663,900
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Coca-Cola Fems ADR              ADR        191241108     743          37,000       Sole                                       37,000
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Comcast Class A Special         COM        200300200  24,941         692,800       Sole                       692,800
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Comcast Class A Special         COM        200300200     306           8,500       Sole                                        8,500
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Dell Computer                   COM        247025109  44,931       1,653,100       Sole                     1,653,100
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Dell Computer                   COM        247025109     554          20,400       Sole                                       20,400
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DR Reddys Labs ADR              ADR        256135203     174           9,200       Defined            4         9,200
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DR Reddys Labs ADR              ADR        256135203   3,333         175,900       Sole                       175,900
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DR Reddys Labs ADR              ADR        256135203     182           9,600       Sole                                        9,600
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Ebay Inc                        COM        278642103  42,803         639,800       Sole                       639,800
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Ebay Inc                        COM        278642103     582           8,700       Sole                                        8,700
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Electronics Arts                COM        285512109   8,399         140,100       Sole                       140,100
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Electronics Arts                COM        285512109     120           2,000       Sole                                        2,000
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Fisher & Paykel Healthcare      ADR        33774M106   4,223         150,000       Sole                       150,000
Corp ADR
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Flextronics International       COM        Y2573F102     633          26,400       Defined            1        26,400
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Flextronics International       COM        Y2573F102     178           7,400       Defined            2         7,400
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Flextronics International       COM        Y2573F102     202           8,400       Defined            3         8,400
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Flextronics International       COM        Y2573F102  33,229       1,385,100       Sole                     1,385,100
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Flextronics International       COM        Y2573F102   1,727          72,000       Sole                                       72,000
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Genentech Inc                   COM        368710406  15,369         283,300       Sole                       283,300
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Genentech Inc                   COM        368710406     206           3,800       Sole                                        3,800
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General Dynamics                COM        369550108   1,513          19,000       Sole                        19,000
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Gilead Sciences Inc             COM        375558103   9,023         137,300       Sole                       137,300
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Gilead Sciences Inc             COM        375558103     138           2,100       Sole                                        2,100
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Goldman Sachs Group Inc         COM        38141G104  36,015         388,300       Sole                       388,300
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Goldman Sachs Group Inc         COM        38141G104     501           5,400       Sole                                        5,400
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IDEC Pharmaceuticals            COM        449370105   8,651         125,500       Sole                       125,500
Corp.
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IDEC Pharmaceuticals            COM        449370105     124           1,800       Sole                                        1,800
Corp.
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Intel Corp                      COM        458140100  35,645       1,133,400       Sole                     1,133,400
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Intel Corp                      COM        458140100     535          17,000       Sole                                       17,000
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International Bus Mach          COM        459200101  59,742         493,900       Sole                       493,900
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International Bus Mach          COM        459200101     738           6,100       Sole                                        6,100
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Intuit                          COM        461202103  15,118         353,400       Sole                       353,400
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Intuit                          COM        461202103     201           4,700       Sole                                        4,700
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Johnson & Johnson               COM        478160104  15,768         266,800       Sole                       266,800
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Johnson & Johnson               COM        478160104     201           3,400       Sole                                        3,400
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KLA-Tencor Corp.                COM        482480100  12,881         259,900       Sole                       259,900
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KLA-Tencor Corp.                COM        482480100     213           4,300       Sole                                        4,300
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Kohls Corp                      COM        500255104   7,410         105,200       Sole                       105,200
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Kohls Corp                      COM        500255104     134           1,900       Sole                                        1,900
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Korea Telecom - ADR             ADR        50063P103     449          22,100       Defined            1        22,100
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Korea Telecom - ADR             ADR        50063P103     126           6,200       Defined            2         6,200
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Korea Telecom - ADR             ADR        50063P103     134           6,600       Defined            4         6,600
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Korea Telecom - ADR             ADR        50063P103  35,706       1,756,300       Sole                     1,756,300
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Korea Telecom - ADR             ADR        50063P103   1,447          71,200       Sole                                       71,200
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Legg Mason Inc                  COM        524901105  21,356         427,300       Sole                       427,300
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Legg Mason Inc                  COM        524901105     220           4,400       Sole                                        4,400
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Lehman Brothers Holdings        COM        524908100  35,043         524,600       Sole                       524,600
Inc
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Lehman Brothers Holdings        COM        524908100     428           6,400       Sole                                        6,400
Inc
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Lockheed Martin                 COM        539830109   7,771         166,500       Sole                       166,500
Corporation
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Lockheed Martin                 COM        539830109     117           2,500       Sole                                        2,500
Corporation
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Longview Fibre Company          COM        543213102   1,313         111,200       Sole                       111,200
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Lowes Companies                 COM        548661107  34,139         735,600       Sole                       735,600
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Lowes Companies                 COM        548661107     399           8,600       Sole                                        8,600
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Marvell Technology Group        COM        G5876H105     312           8,700       Defined            1         8,700
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Marvell Technology Group        COM        G5876H105      86           2,400       Defined            2         2,400
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Marvell Technology Group        COM        G5876H105  15,198         424,300       Sole                       424,300
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Marvell Technology Group        COM        G5876H105     853          23,800       Sole                                       23,800
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Maxim Integrated Products       COM        57772K101   8,911         169,700       Sole                       169,700
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Maxim Integrated Products       COM        57772K101     131           2,500       Sole                                        2,500
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Medtronics                      COM        585055106  21,595         421,700       Sole                       421,700
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Medtronics                      COM        585055106     261           5,100       Sole                                        5,100
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Microchip Technology Inc        COM        595017104  12,881         332,500       Sole                       332,500
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Microchip Technology Inc        COM        595017104     186           4,800       Sole                                        4,800
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Microsoft Corp                  COM        594918104  63,156         953,300       Sole                       953,300
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Microsoft Corp                  COM        594918104     788          11,900       Sole                                       11,900
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Minnesota Min'g/Mfg             COM        604059105  17,684         149,600       Sole                       149,600
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Minnesota Min'g/Mfg             COM        604059105     189           1,600       Sole                                        1,600
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Mobile Telesystems ADR          ADR        607409109     881          24,700       Defined            4        24,700
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Mobile Telesystems ADR          ADR        607409109  20,465         573,900       Sole                       573,900
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Mobile Telesystems ADR          ADR        607409109     802          22,500       Sole                                       22,500
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Nvidia Corp                     COM        67066G104  10,804         161,500       Sole                       161,500
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Nvidia Corp                     COM        67066G104     161           2,400       Sole                                        2,400
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Outback Steakhouse Inc          COM        689899102   9,347         272,900       Sole                       272,900
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Outback Steakhouse Inc          COM        689899102     154           4,500       Sole                                        4,500
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Pall Corp                       COM        696429307  11,234         466,900       Sole                       466,900
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Pall Corp                       COM        696429307     120           5,000       Sole                                        5,000
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Pepsico Inc                     COM        713448108  12,961         266,200       Sole                       266,200
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Pepsico Inc                     COM        713448108     141           2,900       Sole                                        2,900
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Pfizer Inc                      COM        717081103  35,486         890,500       Sole                       890,500
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Pfizer Inc                      COM        717081103     371           9,300       Sole                                        9,300
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Pohang Iron & Steel             ADR        730450103  10,962         476,600       Sole                       476,600
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Q Logic Corporation             COM        747277101   6,445         144,800       Sole                       144,800
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Q Logic Corporation             COM        747277101      98           2,200       Sole                                        2,200
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SK Telecom                      COM        78440P108   1,001          46,300       Defined            1        46,300
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SK Telecom                      COM        78440P108     266          12,300       Defined            2        12,300
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SK Telecom                      COM        78440P108     305          14,100       Defined            3        14,100
------------------------------------------------------------------------------------------------------------------------------------
SK Telecom                      COM        78440P108  61,440       2,841,800       Sole                     2,841,800
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SK Telecom                      COM        78440P108   2,748         127,100       Sole                                      127,100
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Sprint PCS Group                COM        852061506  18,740         767,700       Sole                       767,700
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Sprint PCS Group                COM        852061506     254          10,400       Sole                                       10,400
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Taiwan Semi Man - ADR           ADR        874039100     769          44,800       Defined            1        44,800
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Taiwan Semi Man - ADR           ADR        874039100     249          14,500       Defined            2        14,500
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR           ADR        874039100     464          27,000       Defined            4        27,000
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR           ADR        874039100  51,700       3,011,080       Sole                     3,011,080
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Taiwan Semi Man - ADR           ADR        874039100   2,351         136,900       Sole                                      136,900
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Telefonos de Mexico  ADR        ADR        879403780     242           6,900       Defined            1         6,900
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR        879403780      67           1,900       Defined            2         1,900
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR        879403780      77           2,200       Defined            3         2,200
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR        879403780   1,439          41,100       Defined            4        41,100
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR        879403780  54,789       1,564,500       Sole                     1,564,500
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Telefonos de Mexico  ADR        ADR        879403780   2,038          58,200       Sole                                       58,200
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United Microelectronics         ADR        910873207     423          44,100       Defined            1        44,100
ADR
------------------------------------------------------------------------------------------------------------------------------------
United Microelectronics         ADR        910873207     129          13,400       Defined            2        13,400
ADR
------------------------------------------------------------------------------------------------------------------------------------
United Microelectronics         ADR        910873207     134          14,000       Defined            3        14,000
ADR
------------------------------------------------------------------------------------------------------------------------------------
United Microelectronics         ADR        910873207  22,488       2,342,500       Sole                     2,342,500
ADR
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United Microelectronics         ADR        910873207   1,173         122,200       Sole                                      122,200
ADR
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Vimpel Communications ADR       ADR        68370R109   1,180          45,300       Defined            4        45,300
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Vimpel Communications ADR       ADR        68370R109  17,274         663,100       Sole                       663,100
------------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR       ADR        68370R109   1,000          38,400       Sole                                       38,400
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Wal Mart Stores Inc             COM        931142103  34,824         605,100       Sole                       605,100
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Wal Mart Stores Inc             COM        931142103     409           7,100       Sole                                        7,100
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